SCHEDULE OF DETAILED INFORMATION ABOUT LIQUIDITY (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Cash	$ 10,846	$ 25,818
Other Receivables	74	23
Short Term Investments	7,892	8,811
Total	$ 18,812	$ 34,652